Financial Risk Factors and Risk Management - Designated Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Carrying amount
Other financial assets	€ 6,479	€ 9,033
Forecasted License Payments | Foreign Currency
FINANCIAL RISK FACTORS
Notional amount	1,371
Carrying amount
Other financial assets	33
Other financial liabilities	(9)
Change in value recognised in OCI	32
Hedge ineffectiveness recognised in finance income, net	0
Cost of hedging recognized in OCI	(9)
Amount reclassified from cash flow hedge in OCI to other non-operating income, net	(42)
Amount reclassified from cost of hedging in OCI to finance income, net	€ (7)